Consolidated statements of cash flows - CHF (SFr) SFr in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Statement of cash flows [abstract]
Net income	SFr 203.7	SFr 242.3	SFr 79.6
Adjustments for:
Share-based compensation	66.6	57.5	27.3
Employee benefit expenses	4.0	5.2	(7.5)
Depreciation and amortization	127.4	104.6	64.9
Loss on disposal of assets and impairment	3.7	0.7	0.6
Interest income and expenses	(8.5)	(7.2)	(4.5)
Net exchange differences	165.6	(70.9)	102.9
Income taxes	1.5	37.4	(10.5)
Change in working capital	(187.7)	46.1	(101.2)
Trade receivables	(96.1)	(30.1)	(46.9)
Inventories	(82.4)	(27.8)	(10.0)
Trade payables	(9.2)	104.0	(44.3)
Change in other current assets / liabilities	25.0	95.7	93.4
Change in provisions	(7.8)	18.0	4.8
Interest received	30.1	22.5	11.0
Income taxes paid	(64.0)	(41.2)	(28.6)
Cash inflow from operating activities	359.5	510.6	232.1
Purchase of property, plant and equipment	(72.9)	(60.5)	(42.8)
Proceeds from disposal of tangible assets	0.0	0.1	0.0
Purchase of intangible assets	(5.7)	(4.5)	(4.4)
Cash (outflow) from investing activities	(78.6)	(64.9)	(47.1)
Payments of lease liabilities	(69.9)	(51.3)	(25.5)
Proceeds from issuance of shares	4.3	0.2	0.0
Proceeds on sale of treasury shares related to share-based compensation	8.6	10.9	10.1
Interest paid	(21.5)	(15.3)	(6.5)
Cash (outflow) from financing activities	(78.5)	(55.4)	(21.8)
Change in net cash and cash equivalents	202.2	390.4	163.2
Net cash and cash equivalents as of January 1	924.3	494.6	371.0
Net impact of foreign exchange rate differences	(106.7)	39.4	(39.6)
Net cash and cash equivalents at December 31	SFr 1,019.9	SFr 924.3	SFr 494.6